Other income, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Other income, net
Government grants		¥ 451	¥ 401	¥ 327
Amortization of the excess value in relation to the restructuring of Payment Services	$ (38)	(264)	(264)	(166)
Exchange differences		2,328	(563)	1
Others		1,485	1,362	657
Total	$ 884	6,086	2,058	2,486
Royalty fee and software technology services fee | Ant Financial Services and Alipay
Other income, net
Fees		¥ 2,086	¥ 1,122	¥ 1,667